OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Expenses by nature [abstract]
Staff costs	£ 596	£ 641
Other administration expenses	482	488
Depreciation, amortisation and impairment	174	150
Total operating expenses before impairment losses, provisions and charges	£ 1,252	£ 1,279